Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - Common Class A [Member] - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	90,986,899	34,622,621
Convertible Series C-1 Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	23,218,320	0
Convertible Series C Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	54,478,033	0
Common Stock Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	1,822,319	14,444,127
Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	11,468,227	8,845,903
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	0	11,332,591